Distribution Date:	04/17/25	Wells Fargo Commercial Mortgage Trust 2015-C29
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	LNR Partners, Inc.
Mortgage Loan Detail (Part 1)	15-17		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	18-20		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	21	Trust Advisor	BellOak, LLC
Historical Detail	22		Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	23		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989KAS2	1.477000%	50,145,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989KAT0	2.552000%	30,508,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989KAU7	3.368000%	170,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989KAV5	3.637000%	476,065,000.00	379,189,796.26	79,060,417.63	1,149,261.07	0.00	0.00	80,209,678.70	300,129,378.63	54.03%	30.00%
A-SB	94989KAW3	3.400000%	97,199,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989KAX1	4.013000%	88,277,000.00	88,277,000.00	0.00	295,213.00	0.00	0.00	295,213.00	88,277,000.00	40.51%	22.50%
B	94989KBA0	4.194000%	70,621,000.00	70,621,000.00	0.00	246,820.39	0.00	0.00	246,820.39	70,621,000.00	29.69%	16.50%
C	94989KBB8	4.359805%	50,024,000.00	50,024,000.00	0.00	181,745.75	0.00	0.00	181,745.75	50,024,000.00	22.03%	12.25%
D	94989KBC6	4.359805%	58,851,000.00	58,851,000.00	0.00	213,815.75	0.00	0.00	213,815.75	58,851,000.00	13.02%	7.25%
E	94989KAE3	4.359805%	23,541,000.00	23,541,000.00	0.00	85,528.48	0.00	0.00	85,528.48	23,541,000.00	9.41%	5.25%
F	94989KAG8	4.359805%	11,770,000.00	11,770,000.00	0.00	42,762.42	0.00	0.00	42,762.42	11,770,000.00	7.61%	4.25%
G	94989KAJ2	4.359805%	50,024,121.00	49,663,110.08	0.00	174,968.84	0.00	0.00	174,968.84	49,663,110.08	0.00%	0.00%
V1	94989KAL7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V2	94989KAP8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989KAQ6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular Sub Total			1,177,025,124.00	731,936,906.34	79,060,417.63	2,390,115.70	0.00	0.00	81,450,533.33	652,876,488.71

X-A	94989KAY9	0.651801%	912,194,000.00	467,466,796.26	0.00	253,912.74	0.00	0.00	253,912.74	388,406,378.63
X-B	94989KAZ6	0.097056%	120,645,000.00	120,645,000.00	0.00	9,757.78	0.00	0.00	9,757.78	120,645,000.00
Notional Sub Total			1,032,839,000.00	588,111,796.26	0.00	263,670.52	0.00	0.00	263,670.52	509,051,378.63

Deal Distribution Total					79,060,417.63	2,653,786.22	0.00	0.00	81,714,203.85

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989KAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989KAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989KAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989KAV5	796.50845212	166.07063664	2.41408436	0.00000000	0.00000000	0.00000000	0.00000000	168.48472099	630.43781549
A-SB	94989KAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989KAX1	1,000.00000000	0.00000000	3.34416666	0.00000000	0.00000000	0.00000000	0.00000000	3.34416666	1,000.00000000
B	94989KBA0	1,000.00000000	0.00000000	3.49499993	0.00000000	0.00000000	0.00000000	0.00000000	3.49499993	1,000.00000000
C	94989KBB8	1,000.00000000	0.00000000	3.63317108	0.00000000	0.00000000	0.00000000	0.00000000	3.63317108	1,000.00000000
D	94989KBC6	1,000.00000000	0.00000000	3.63317106	0.00000000	0.00000000	0.00000000	0.00000000	3.63317106	1,000.00000000
E	94989KAE3	1,000.00000000	0.00000000	3.63317106	0.00000000	0.00000000	0.00000000	0.00000000	3.63317106	1,000.00000000
F	94989KAG8	1,000.00000000	0.00000000	3.63317077	0.00000000	0.00000000	0.00000000	0.00000000	3.63317077	1,000.00000000
G	94989KAJ2	992.78326310	0.00000000	3.49768944	0.10926189	2.07871119	0.00000000	0.00000000	3.49768944	992.78326310
V1	94989KAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	94989KAP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989KAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989KAY9	512.46423048	0.00000000	0.27835388	0.00000000	0.00000000	0.00000000	0.00000000	0.27835388	425.79361258
X-B	94989KAZ6	1,000.00000000	0.00000000	0.08088010	0.00000000	0.00000000	0.00000000	0.00000000	0.08088010	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/25 - 03/30/25	30	0.00	1,149,261.07	0.00	1,149,261.07	0.00	0.00	0.00	1,149,261.07	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	03/01/25 - 03/30/25	30	0.00	295,213.00	0.00	295,213.00	0.00	0.00	0.00	295,213.00	0.00
B	03/01/25 - 03/30/25	30	0.00	246,820.39	0.00	246,820.39	0.00	0.00	0.00	246,820.39	0.00
C	03/01/25 - 03/30/25	30	0.00	181,745.75	0.00	181,745.75	0.00	0.00	0.00	181,745.75	0.00
D	03/01/25 - 03/30/25	30	0.00	213,815.75	0.00	213,815.75	0.00	0.00	0.00	213,815.75	0.00
E	03/01/25 - 03/30/25	30	0.00	85,528.48	0.00	85,528.48	0.00	0.00	0.00	85,528.48	0.00
F	03/01/25 - 03/30/25	30	0.00	42,762.42	0.00	42,762.42	0.00	0.00	0.00	42,762.42	0.00
G	03/01/25 - 03/30/25	30	98,519.97	180,434.57	0.00	180,434.57	5,465.73	0.00	0.00	174,968.84	103,985.70
X-A	03/01/25 - 03/30/25	30	0.00	253,912.74	0.00	253,912.74	0.00	0.00	0.00	253,912.74	0.00
X-B	03/01/25 - 03/30/25	30	0.00	9,757.78	0.00	9,757.78	0.00	0.00	0.00	9,757.78	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			98,519.97	2,659,251.95	0.00	2,659,251.95	5,465.73	0.00	0.00	2,653,786.22	103,985.70

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989KAX1	4.013000%	88,277,000.00	88,277,000.00	0.00	295,213.00	0.00	0.00	295,213.00	88,277,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989KBA0	4.194000%	70,621,000.00	70,621,000.00	0.00	246,820.39	0.00	0.00	246,820.39	70,621,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989KBB8	4.359805%	50,024,000.00	50,024,000.00	0.00	181,745.75	0.00	0.00	181,745.75	50,024,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			208,922,000.03	208,922,000.00	0.00	723,779.14	0.00	0.00	723,779.14	208,922,000.00

Exchangeable Certificate Details
PEX	94989KBD4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989KBD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	81,714,203.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,684,692.18	Master Servicing Fee	21,231.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,248.09
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	315.14
ARD Interest	0.00	Trust Advisor Fee	1,435.92
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,684,692.18	Total Fees	25,440.23

Principal		Expenses/Reimbursements
Scheduled Principal	77,654,225.39	Reimbursement for Interest on Advances	1,006.03
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	1,406,192.24	Special Servicing Fees (Monthly)	4,459.70
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	79,060,417.63	Total Expenses/Reimbursements	5,465.73

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,653,786.22
Excess Liquidation Proceeds	0.00	Principal Distribution	79,060,417.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	81,714,203.85
Total Funds Collected	81,745,109.81	Total Funds Distributed	81,745,109.81

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	731,936,906.34	731,936,906.34	Beginning Certificate Balance	731,936,906.34
(-) Scheduled Principal Collections	77,654,225.39	77,654,225.39	(-) Principal Distributions	79,060,417.63
(-) Unscheduled Principal Collections	1,406,192.24	1,406,192.24	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	652,876,488.71	652,876,488.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	732,142,061.65	732,142,061.65	Ending Certificate Balance	652,876,488.71
Ending Actual Collateral Balance	653,062,536.52	653,062,536.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP	Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP
1,000,000 or less	2	1,426,287.01	0.22%	2	3.7822	(0.021377)	1.20 or less	19	154,442,653.13	23.66%	1	4.1474	0.822034
1,000,001 to 2,000,000	8	12,439,147.69	1.91%	2	3.9458	1.383658	1.21 to 1.30	2	11,843,159.47	1.81%	2	4.6048	1.229300
2,000,001 to 3,000,000	13	33,796,817.62	5.18%	1	4.1799	1.822484	1.31 to 1.40	2	7,318,264.94	1.12%	0	4.4364	1.372263
3,000,001 to 4,000,000	2	6,803,090.84	1.04%	1	3.9284	1.546563	1.41 to 1.50	5	44,289,886.07	6.78%	2	4.1846	1.452277
4,000,001 to 5,000,000	6	27,186,003.51	4.16%	1	4.3132	1.810048	1.51 to 1.60	5	147,980,537.41	22.67%	1	4.2125	1.574864
5,000,001 to 6,000,000	2	11,601,113.50	1.78%	2	4.2033	2.897212	1.61 to 1.70	1	10,046,406.81	1.54%	1	4.5100	1.629900
6,000,001 to 7,000,000	3	19,746,163.59	3.02%	2	4.1344	2.175029	1.71 to 1.80	2	4,245,699.14	0.65%	2	4.3295	1.748363
7,000,001 to 8,000,000	5	37,946,006.23	5.81%	1	4.2464	1.540429	1.81 to 1.90	4	42,982,923.13	6.58%	2	4.4734	1.862137
8,000,001 to 9,000,000	2	17,167,140.29	2.63%	2	4.3995	1.833721	1.91 to 2.00	2	6,898,247.77	1.06%	1	4.4290	1.959855
9,000,001 to 10,000,000	1	9,434,337.88	1.45%	2	4.6750	1.230500	2.01 to 2.25	3	18,876,051.26	2.89%	1	4.5981	2.145098
10,000,001 to 15,000,000	4	45,298,478.24	6.94%	1	4.3627	1.472589	2.26 to 2.50	6	48,505,097.14	7.43%	1	4.1918	2.391175
15,000,001 to 20,000,000	5	82,021,378.30	12.56%	1	4.4118	1.961584	2.51 to 3.00	5	52,952,714.82	8.11%	1	4.2765	2.821682
20,000,001 to 30,000,000	5	113,476,302.80	17.38%	1	4.2263	1.558958	3.01 to 3.50	4	22,139,436.18	3.39%	2	4.2274	3.131216
30,000,001 to 50,000,000	3	105,768,818.61	16.20%	1	4.1916	2.373396	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	1	87,282,436.98	13.37%	2	4.2000	1.589200	4.01 or greater	2	38,872,445.82	5.95%	2	4.2950	4.356514
Totals	66	652,876,488.71	100.00%	1	4.2626	1.819839	Totals	66	652,876,488.71	100.00%	1	4.2626	1.819839
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP
							Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP
California	6	26,142,615.14	4.00%	1	4.2254	2.566838
							Industrial	3	5,608,936.28	0.86%	2	4.1000	2.379300
Colorado	1	15,500,000.00	2.37%	1	4.3300	2.357200
							Lodging	3	24,362,768.32	3.73%	2	4.3828	1.460990
Connecticut	1	2,789,480.84	0.43%	1	4.6800	2.247000
							Mixed Use	2	23,654,967.34	3.62%	1	4.2348	2.023281
Florida	10	74,902,302.24	11.47%	2	4.3839	2.132752
							Mobile Home Park	1	2,536,996.04	0.39%	1	4.3100	3.028200
Georgia	3	15,003,238.38	2.30%	1	4.2264	2.227773
							Multi-Family	24	134,864,641.20	20.66%	2	4.2320	2.100599
Illinois	3	8,597,645.71	1.32%	1	4.6536	2.589951
							Office	9	225,932,547.31	34.61%	1	4.2195	1.377454
Indiana	1	4,629,365.56	0.71%	1	4.6000	1.956500
							Other	1	10,974,095.51	1.68%	1	4.3100	0.940600
Kentucky	1	6,607,250.00	1.01%	2	4.3000	4.370200
							Retail	19	133,065,685.17	20.38%	1	4.2832	1.497632
Louisiana	1	2,536,996.04	0.39%	1	4.3100	3.028200
							Self Storage	12	50,392,885.92	7.72%	2	4.3202	4.013517
Maryland	1	4,564,544.04	0.70%	2	4.3800	1.830500
							Totals	78	652,876,488.71	100.00%	1	4.2626	1.819839
Massachusetts	2	42,065,057.63	6.44%	2	4.1657	1.196811

Michigan	1	8,261,912.32	1.27%	1	4.6900	1.149300

Missouri	2	4,861,170.04	0.74%	2	4.0907	1.751261

Nevada	1	6,370,000.00	0.98%	2	4.3000	4.370200

New Hampshire	1	10,046,406.81	1.54%	1	4.5100	1.629900

New York	15	128,612,464.99	19.70%	2	4.1079	1.432196

North Carolina	1	17,012,840.03	2.61%	1	4.3800	2.859900

Ohio	6	35,786,219.49	5.48%	1	4.1387	1.387755

South Carolina	1	12,761,956.61	1.95%	2	4.3000	0.771900

Texas	8	86,971,203.64	13.32%	2	4.3057	2.341135

Virginia	4	55,073,708.37	8.44%	1	4.2605	1.021490

Washington	2	6,229,562.64	0.95%	1	4.1830	2.034319

Wisconsin	2	36,067,582.57	5.52%	(1)	4.1387	1.498778

Totals	78	652,876,488.71	100.00%	1	4.2626	1.819839

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP	Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP
	3.500% or less	1	4,605,941.04	0.71%	1	3.4700	0.650000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	6	12,149,164.18	1.86%	2	3.6265	1.448893	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% or 4.000%	7	23,020,450.36	3.53%	1	3.8541	1.395459	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	17	277,231,565.86	42.46%	1	4.1604	1.529327	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	22	234,883,441.42	35.98%	1	4.3439	2.286562	49 months or greater	62	611,393,523.09	93.65%	1	4.2524	1.816913
	4.501% to 4.750%	8	54,868,266.25	8.40%	1	4.6432	1.589920	Totals	66	652,876,488.71	100.00%	1	4.2626	1.819839
	4.751% to 5.000%	1	4,634,693.98	0.71%	1	4.8900	2.122800
	5.001% to 5.251%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	652,876,488.71	100.00%	1	4.2626	1.819839
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP	Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP
	60 months or less	62	611,393,523.09	93.65%	1	4.2524	1.816913	Interest Only	1	87,282,436.98	13.37%	2	4.2000	1.589200
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	8	92,515,426.92	14.17%	2	4.2780	2.792626
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	181 to 300 months	50	419,009,935.35	64.18%	1	4.2749	1.676298
	Totals	66	652,876,488.71	100.00%	1	4.2626	1.819839	301 to 360 months	1	4,605,941.04	0.71%	1	3.4700	0.650000
								361 or greater	2	7,979,782.80	1.22%	2	3.7993	1.052576
								Totals	66	652,876,488.71	100.00%	1	4.2626	1.819839
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	41,482,965.62	6.35%	2	4.4131	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	549,617,964.22	84.18%	1	4.2924	1.890257	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	11	46,694,022.59	7.15%	1	3.9280	1.251676
	25 months or greater	5	15,081,536.28	2.31%	2	3.7994	0.894080
	Totals	66	652,876,488.71	100.00%	1	4.2626	1.819839
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310928144	1	OF	Bronx	NY	Actual/360	4.200%	316,296.15	172,721.02	0.00	N/A	06/11/25	--	87,455,158.00	87,282,436.98	04/11/25
2	303950002	1	OF	Milwaukee	WI	Actual/360	4.125%	119,820.00	73,555.24	0.00	N/A	03/01/25	--	33,732,316.22	33,658,760.98	02/01/25
3	310927160	1	OF	Canton	MA	Actual/360	4.140%	124,511.03	60,897.54	0.00	N/A	06/11/25	--	34,925,955.17	34,865,057.63	04/11/25
4	310928099	1	SS	Various	Various	Actual/360	4.300%	137,909.96	0.00	0.00	N/A	06/11/25	--	37,245,000.00	37,245,000.00	04/11/25
6	300571316	1	MF	Houston	TX	Actual/360	4.300%	97,444.75	44,830.79	0.00	N/A	05/06/25	--	26,316,662.25	26,271,831.46	04/06/25
7	310928756	1	OF	Aventura	FL	Actual/360	4.390%	82,823.36	52,222.64	0.00	N/A	06/11/25	--	21,909,332.91	21,857,110.27	04/11/25
8	310927397	1	RT	Woodbridge	VA	Actual/360	4.130%	74,900.55	52,396.27	0.00	N/A	05/11/25	--	21,060,843.57	21,008,447.30	04/11/25
9	301741064	1	RT	North Olmsted	OH	Actual/360	4.100%	82,144.82	41,070.76	0.00	N/A	05/06/25	--	23,266,826.26	23,225,755.50	04/06/25
10	310926302	1	OF	Frisco	TX	Actual/360	4.200%	76,533.46	48,165.92	0.00	N/A	06/11/25	--	21,161,324.19	21,113,158.27	04/11/25
11	600924370	1	Various Sterling		VA	Actual/360	4.310%	68,134.79	68,141.02	0.00	N/A	05/11/25	--	18,358,300.20	18,290,159.18	04/11/25
13	600928235	1	RT	Phoenix	AZ	Actual/360	4.130%	81,796.94	23,000,000.00	0.00	N/A	04/11/25	--	23,000,000.00	0.00	04/11/25
15	300571311	1	MF	Leland	NC	Actual/360	4.380%	64,282.32	30,637.92	0.00	N/A	05/06/25	--	17,043,477.95	17,012,840.03	04/06/25
17	303950017	1	MU	Norfolk	VA	Actual/360	4.377%	59,571.95	30,320.63	0.00	N/A	05/31/25	--	15,805,422.52	15,775,101.89	04/01/25
18	301741067	1	MF	Irving	TX	Actual/360	4.685%	62,416.62	28,187.29	0.00	N/A	06/06/25	--	15,471,464.49	15,443,277.20	04/06/25
19	470094790	1	MF	Annapolis	MD	Actual/360	4.700%	54,750.31	30,824.93	0.00	N/A	06/01/25	--	13,527,873.01	13,497,048.08	04/01/25
20	600929040	1	LO	Rock Hill	SC	Actual/360	4.300%	47,401.78	39,724.88	0.00	N/A	06/11/25	--	12,801,681.49	12,761,956.61	04/11/25
21	300571318	1	RT	Louisville	CO	Actual/360	4.330%	57,793.47	0.00	0.00	N/A	05/06/25	--	15,500,000.00	15,500,000.00	04/06/25
22	301741056	1	MF	Murrysville	PA	Actual/360	4.270%	45,655.54	12,416,707.27	0.00	N/A	04/06/25	--	12,416,707.27	0.00	04/06/25
23	600928916	1	IN	Frederick	MD	Actual/360	4.230%	43,359.95	29,028.59	0.00	N/A	06/11/25	--	11,903,897.70	11,874,869.11	04/11/25
24	300571291	1	RT	Maricopa	AZ	Actual/360	4.310%	44,806.14	12,072,608.06	0.00	N/A	04/06/25	--	12,072,608.06	0.00	04/06/25
25	310925860	1	RT	Sandy Springs	GA	Actual/360	4.200%	40,006.86	23,565.37	0.00	N/A	05/11/25	--	11,061,803.75	11,038,238.38	04/11/25
26	301741068	1	MF	Getzville	NY	Actual/360	4.675%	38,115.03	33,601.65	0.00	N/A	06/06/25	--	9,467,939.53	9,434,337.88	04/06/25
27	300571317	1	RT	Doral	FL	Actual/360	4.460%	44,054.48	18,984.44	0.00	N/A	05/06/25	--	11,470,860.88	11,451,876.44	04/06/25
28	301741071	1	MF	Webster	TX	Actual/360	4.260%	40,336.50	18,766.56	0.00	N/A	06/06/25	--	10,995,865.14	10,977,098.58	04/06/25
32	300571300	1	RT	Epping	NH	Actual/360	4.510%	39,090.10	18,993.42	0.00	N/A	05/06/25	--	10,065,400.23	10,046,406.81	04/06/25
33	610929561	1	MF	El Paso	TX	Actual/360	4.130%	31,748.98	22,079.39	0.00	N/A	06/11/25	--	8,927,307.36	8,905,227.97	04/11/25
34	300571315	1	MF	Clinton Township	MI	Actual/360	4.690%	33,443.44	19,012.98	0.00	N/A	05/06/25	--	8,280,925.30	8,261,912.32	04/06/25
35	410928269	1	OF	Clearwater	FL	Actual/360	4.340%	29,901.71	19,323.37	0.00	N/A	05/11/25	--	8,001,052.50	7,981,729.13	04/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	310928231	1	LO	Tallahassee	FL	Actual/360	4.390%	26,451.39	25,761.31	0.00	N/A	05/11/25	--	6,997,207.46	6,971,446.15	04/11/25
38	610929589	1	MF	El Paso	TX	Actual/360	4.180%	27,389.66	18,687.83	0.00	N/A	06/11/25	--	7,609,413.14	7,590,725.31	04/11/25
42	301741059	1	MF	Lubbock	TX	Actual/360	4.135%	29,850.13	8,383,233.69	0.00	N/A	04/06/25	--	8,383,233.69	0.00	04/06/25
43	870928419	1	MU	Merced	CA	Actual/360	3.950%	26,858.01	16,324.88	0.00	N/A	05/11/25	--	7,896,190.33	7,879,865.45	04/11/25
44	300571321	1	OF	Fort Lauderdale	FL	Actual/360	4.490%	28,267.04	17,281.18	0.00	N/A	05/06/25	--	7,310,967.52	7,293,686.34	04/06/25
45	301741062	1	LO	Saint George	UT	Actual/360	4.490%	23,286.50	6,022,803.50	0.00	N/A	04/06/25	--	6,022,803.50	0.00	04/06/25
46	600926451	1	IN	Various	OH	Actual/360	4.100%	19,877.48	21,192.32	0.00	N/A	06/11/25	--	5,630,128.60	5,608,936.28	04/11/25
47	470094740	1	MF	Woodside	NY	Actual/360	3.830%	22,308.51	8,961.60	0.00	N/A	06/01/25	--	6,764,141.43	6,755,179.83	04/01/25
50	610929591	1	MF	El Paso	TX	Actual/360	4.180%	21,720.33	14,819.68	0.00	N/A	06/11/25	--	6,034,357.29	6,019,537.61	04/11/25
51	410928749	1	SS	Oxnard	CA	Actual/360	4.300%	22,241.40	14,502.80	0.00	N/A	06/11/25	--	6,006,680.02	5,992,177.22	04/11/25
52	410928955	1	RT	Lynn	MA	Actual/360	4.290%	26,598.00	0.00	0.00	N/A	06/11/25	--	7,200,000.00	7,200,000.00	04/11/25
57	300571295	1	RT	Alamo	CA	Actual/360	4.180%	20,863.73	5,796,374.08	0.00	N/A	04/06/25	--	5,796,374.08	0.00	04/06/25
59	600929189	1	OF	Nottingham	MD	Actual/360	4.380%	17,279.16	16,761.52	0.00	N/A	06/11/25	--	4,581,305.56	4,564,544.04	04/11/25
60	300571305	1	LO	Plainfield	IN	Actual/360	4.600%	18,398.01	15,293.41	0.00	N/A	05/06/25	--	4,644,658.97	4,629,365.56	04/06/25
61	479061000	1	RT	San Antonio	TX	Actual/360	4.410%	19,536.22	10,544.89	0.00	N/A	06/01/25	--	5,144,494.74	5,133,949.85	04/01/25
63	410928719	1	SS	Roseville	CA	Actual/360	4.290%	16,168.90	10,646.03	0.00	N/A	05/11/25	--	4,376,873.89	4,366,227.86	04/11/25
64	310927052	1	RT	Collinsville	IL	Actual/360	4.890%	19,553.24	8,861.14	0.00	N/A	05/11/25	--	4,643,555.12	4,634,693.98	04/11/25
66	470945460	1	MF	North Baldwin	NY	Actual/360	3.470%	13,782.69	6,653.78	0.00	N/A	05/01/25	--	4,612,594.82	4,605,941.04	04/01/25
67	300571298	1	RT	Richmond Heights	OH	Actual/360	4.240%	16,042.81	8,721.46	0.00	N/A	04/06/25	--	4,393,952.49	4,385,231.03	01/06/25
76	410928370	1	RT	Yakima	WA	Actual/360	4.040%	12,684.47	6,504.50	0.00	N/A	05/11/25	--	3,646,125.79	3,639,621.29	04/11/25
77	470945060	1	MF	Yonkers	NY	Actual/360	3.800%	10,378.60	8,259.69	0.00	N/A	05/01/25	--	3,171,729.24	3,163,469.55	04/01/25
80	301741055	1	RT	Gallipolis	OH	Actual/360	4.500%	11,172.63	2,883,259.61	0.00	N/A	04/06/25	--	2,883,259.61	0.00	04/06/25
81	470945310	1	MF	Elmhurst	NY	Actual/360	3.570%	8,845.79	7,687.30	0.00	N/A	06/01/25	--	2,877,460.35	2,869,773.05	04/01/25
82	300571308	1	SS	East Haven	CT	Actual/360	4.680%	11,267.52	6,428.80	0.00	N/A	05/06/25	--	2,795,909.64	2,789,480.84	04/06/25
83	600927603	1	RT	Milwaukee	WI	Actual/360	4.330%	9,014.95	8,955.93	0.00	05/11/25	05/11/40	--	2,417,777.52	2,408,821.59	04/11/25
84	301741069	1	RT	Wenatchee	WA	Actual/360	4.384%	9,800.70	6,193.42	0.00	06/06/25	06/06/45	--	2,596,134.77	2,589,941.35	04/06/25
85	300571312	1	RT	Vista	CA	Actual/360	4.730%	11,965.25	4,626.46	0.00	N/A	05/06/25	--	2,937,660.37	2,933,033.91	04/06/25
86	610928347	1	RT	Ramona	CA	Actual/360	4.290%	9,515.15	6,227.81	0.00	N/A	06/11/25	--	2,575,723.04	2,569,495.23	04/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
88	410928570	1	MH	Baton Rouge	LA	Actual/360	4.310%	9,438.67	6,168.28	0.00	N/A	05/11/25	--	2,543,164.32	2,536,996.04	04/11/25
91	410927026	1	RT	Lakewood	OH	Actual/360	4.400%	9,743.42	5,279.41	0.00	N/A	06/11/25	--	2,571,576.09	2,566,296.68	04/11/25
92	410927147	1	MF	Hacienda Heights	CA	Actual/360	4.140%	8,583.80	5,981.85	0.00	N/A	05/11/25	--	2,407,797.32	2,401,815.47	04/11/25
93	470090740	1	MF	New York	NY	Actual/360	3.770%	7,714.09	6,213.45	0.00	N/A	05/01/25	--	2,376,206.87	2,369,993.42	04/01/25
94	410927906	1	RT	Warrensburg	MO	Actual/360	4.100%	9,175.28	6,532.58	0.00	N/A	06/11/25	--	2,598,820.41	2,592,287.83	04/11/25
95	470094880	1	MF	New York	NY	Actual/360	3.550%	8,865.14	0.00	0.00	N/A	06/01/25	--	2,900,000.00	2,900,000.00	04/01/25
96	410927765	1	RT	Florissant	MO	Actual/360	4.080%	7,991.36	5,698.54	0.00	N/A	05/11/25	--	2,274,580.75	2,268,882.21	04/11/25
101	470094180	1	MF	New York	NY	Actual/360	3.700%	6,309.23	5,197.84	0.00	N/A	06/01/25	--	1,980,227.87	1,975,030.03	04/01/25
105	301741054	1	RT	Moundsville	WV	Actual/360	4.730%	7,020.94	1,723,752.25	0.00	N/A	04/06/25	--	1,723,752.25	0.00	04/06/25
107	610929592	1	MF	El Paso	TX	Actual/360	4.180%	5,872.32	4,006.65	0.00	N/A	06/11/25	--	1,631,452.47	1,627,445.82	04/11/25
108	470945850	1	MF	Long Beach	NY	Actual/360	3.730%	6,423.89	0.00	0.00	N/A	06/01/25	--	2,000,000.00	2,000,000.00	04/01/25
109	479061300	1	RT	Warner Robins	GA	Actual/360	4.570%	6,574.86	1,670,748.60	0.00	N/A	04/01/25	--	1,670,748.60	0.00	04/01/25
110	410929069	1	RT	Melbourne	FL	Actual/360	4.390%	6,349.57	3,453.77	0.00	N/A	06/11/25	--	1,679,657.68	1,676,203.91	04/11/25
112	470945030	1	MF	Hartsdale	NY	Actual/360	3.770%	4,640.30	3,716.22	0.00	N/A	06/01/25	--	1,429,371.32	1,425,655.10	04/01/25
113	470945800	1	MF	Great Neck	NY	Actual/360	3.470%	4,213.25	1,410,031.68	0.00	N/A	05/01/25	--	1,410,031.68	0.00	03/01/25
118	410928300	1	RT	Orland Park	IL	Actual/360	4.530%	5,200.33	2,680.95	0.00	N/A	06/11/25	--	1,333,132.68	1,330,451.73	04/11/25
119	790928211	1	RT	Victorville	CA	Actual/360	4.130%	5,334.58	1,500,000.00	0.00	N/A	04/11/25	--	1,500,000.00	0.00	04/11/25
120	470093850	1	MF	New York	NY	Actual/360	3.650%	3,717.93	3,143.96	0.00	N/A	05/01/25	--	1,182,902.09	1,179,758.13	04/01/25
122	470945240	1	MF	Yonkers	NY	Actual/360	3.630%	3,833.22	1,699.94	0.00	N/A	06/01/25	--	1,226,302.91	1,224,602.97	04/01/25
129	470094350	1	MF	New York	NY	Actual/360	3.820%	2,863.34	870,463.45	0.00	N/A	04/01/25	--	870,463.45	0.00	03/01/25
131	470945750	1	MF	Bronx	NY	Actual/360	3.800%	2,601.26	2,058.31	0.00	N/A	06/01/25	--	794,951.79	792,893.48	04/01/25
132	470945890	1	MF	New York	NY	Actual/360	3.760%	2,056.14	1,653.33	0.00	N/A	06/01/25	--	635,046.86	633,393.53	04/01/25
Totals								2,684,692.18	79,060,417.63	0.00				731,936,906.34	652,876,488.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	9,604,399.64	7,673,136.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	3,841,360.35	0.00	--	--	--	0.00	0.00	191,437.50	383,429.50	0.00	0.00
3	1	2,814,714.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	7,248,097.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,797,512.98	3,753,273.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,673,876.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	876,784.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,305,919.43	1,451,004.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,062,531.98	1,773,792.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,889,141.36	1,342,506.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,364,910.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,329,649.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,624,158.87	1,766,054.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,161,017.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1	1,013,017.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,740,464.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1	1,611,541.95	1,396,750.19	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,184,613.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,088,100.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,649,462.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1	3,703,377.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	1,663,146.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	759,329.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	(343,373.60)	(270,182.44)	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	1	1,686,876.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,733,671.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1	1,315,758.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	875,960.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	1,194,758.87	1,154,271.23	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	1,284,372.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	987,505.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	1,394,317.45	0.00	--	--	--	0.00	0.00	0.00	0.00	16,347.24	0.00
51	1	1,503,347.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	576,499.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	660,618.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	805,655.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	920,163.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	1	966,138.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	818,557.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	160,992.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	407,400.00	101,850.00	01/01/24	03/31/24	03/11/25	70,217.06	0.00	24,663.21	74,072.63	22,929.18	0.00
76	1	589,494.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	1	136,707.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	1	540,929.26	398,714.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	1	312,784.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	1	482,208.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	1	300,539.54	199,696.61	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
84	1	397,810.58	249,214.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	1	290,985.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	1	261,125.27	274,108.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
88	1	574,148.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	1	184,273.62	160,636.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
92	1	483,933.43	363,309.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
93	1	324,571.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
94	1	296,010.00	148,005.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
95	1	273,056.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
96	1	237,850.76	90,099.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
101	1	231,840.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
105	1	377,958.34	270,238.29	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
107	1	502,590.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
108	1	72,276.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
109	1	309,447.24	239,650.98	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
110	1	217,805.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
112	1	71,859.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
113	1	171,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
118	1	102,643.00	67,085.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
119	1	402,369.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
120	1	104,906.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
122	1	30,742.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
129	1	69,186.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
131	1	(19,872.85)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
132	1	25,095.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		89,313,377.14	22,603,215.68				70,217.06	0.00	216,100.70	457,502.13	39,276.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
113	470945800	1	1,406,192.24	Payoff Prior to Maturity	0.00	0.00
Totals			1,406,192.24		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,406,192.24	4.262607%	4.207236%	1
03/17/25	1	4,393,952.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	27,067,995.04	4.259530%	4.206144%	2
02/18/25	1	4,404,192.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	39,599,956.56	4.253812%	4.210768%	3
01/17/25	1	4,412,845.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	16,554,794.98	4.252799%	4.210876%	4
12/17/24	0	0.00	1	4,421,466.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.252638%	4.210029%	5
11/18/24	1	4,430,575.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254068%	4.212788%	6
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.258888%	4.217922%	7
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.258908%	4.217941%	8
08/16/24	0	0.00	1	4,456,672.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.258926%	4.217957%	9
07/17/24	1	4,465,133.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.258944%	4.217973%	10
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.258963%	4.217991%	11
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.258981%	4.218007%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	303950002	02/01/25	1	5	191,437.50	383,429.50	0.00	33,817,194.65	03/10/25	13
67	300571298	01/06/25	2	5	24,663.21	74,072.63	30,104.18	4,412,845.19	11/19/24	2
Totals					216,100.70	457,502.13	30,104.18	38,230,039.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		38,043,992	0	38,043,992		0
0 - 6 Months		609,833,734	609,833,734	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,998,763	4,998,763	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	652,876,489	614,832,497	33,658,761	4,385,231	0	0
Mar-25	731,936,906	693,810,638	38,126,269	0	0	0
Feb-25	807,419,847	801,236,212	4,404,193	1,779,443	0	0
Jan-25	889,489,977	885,077,132	4,412,845	0	0	0
Dec-24	916,155,951	911,734,484	0	4,421,466	0	0
Nov-24	925,754,966	921,324,391	4,430,576	0	0	0
Oct-24	948,080,370	948,080,370	0	0	0	0
Sep-24	949,928,272	949,928,272	0	0	0	0
Aug-24	951,673,961	947,217,288	0	4,456,672	0	0
Jul-24	953,413,255	948,948,122	4,465,134	0	0	0
Jun-24	955,242,254	955,242,254	0	0	0	0
May-24	956,968,480	956,968,480	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	303950002	33,658,760.98	33,817,194.65	57,000,000.00	01/07/15	3,523,486.35	1.51840	12/31/24	03/01/25	241
67	300571298	4,385,231.03	4,412,845.19	4,400,000.00	12/30/24	101,850.00	1.37090	03/31/24	04/06/25	241
Totals		38,043,992.01	38,230,039.84	61,400,000.00		3,625,336.35

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	303950002	OF	WI	03/10/25	13

Loan transferred SS on 3-17-2025 as the Loan was not paid in full at the maturity date (03-01-2025). Loan is secured by an 18-story mixed use development in Milwaukee, Wisconsin. Counsel is being retained and Lender will move forward with

Enforcement actions while continuing discussions with the Borrower.

67	300571298	RT	OH	11/19/24	2

The Loan was transferred to the Special Servicer on 11/19/2024 for Delinquent Payments. The Loan is scheduled to mature on 4/15/2025. The collateral consists of a single tenant build-to-suit retail building 100% occupied by Walgreens and located in Richmond Heights, Ohio. The improvements were built in 2004 and consist of 13,216 SF situated on a 1.59-acre site with 69 parking spaces (5.22/1,000 SF). As of the YTD 6/24 financials, the Property reported an NOI/DSCR of

$192K/1.29x. Lender will dual track foreclosure/receivership action while continuing discussions with Borrower until a resolution is reached.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
56	300571314	1	6,048,709.61	4.60000%	6,048,709.61	4.60000%	10	04/06/20	04/06/20	07/13/20
56	300571314	1	0.00	4.60000%	0.00	4.60000%	10	07/13/20	04/06/20	04/06/20
60	300571305	1	5,417,648.93	4.60000%	5,417,648.93	4.60000%	10	07/03/20	07/06/20	09/11/20
60	300571305	1	0.00	4.60000%	0.00	4.60000%	10	09/11/20	07/06/20	07/03/20
74	300571301	1	0.00	4.55000%	0.00	4.55000%	8	04/20/22	03/04/22	--
Totals			11,466,358.54		11,466,358.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
48	301741070 02/17/22	6,929,152.16	6,800,000.00	7,180,338.75	751,206.90	7,180,338.75	6,429,131.85	500,020.34	0.00	139,008.75	361,011.59	4.76%
56	300571314 10/17/22	5,667,478.61	10,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,596,630.77	17,000,000.00	7,180,338.75	751,206.90	7,180,338.75	6,429,131.85	500,020.34	0.00	139,008.75	361,011.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
48	301741070	02/17/23	0.00	0.00	361,011.59	0.00	0.00	1,328.75	0.00	0.00	361,011.59
		10/17/22	0.00	0.00	359,682.84	0.00	0.00	4,184.45	0.00	0.00
		09/16/22	0.00	0.00	355,498.39	0.00	0.00	440.00	0.00	0.00
		08/17/22	0.00	0.00	355,058.39	0.00	0.00	(144,961.95)	0.00	0.00
		02/17/22	0.00	0.00	500,020.34	0.00	0.00	500,020.34	0.00	0.00
56	300571314	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	361,011.59	0.00	0.00	361,011.59	0.00	0.00	361,011.59

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	3,513.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	195.44	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	87.35	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40.35	0.00	0.00	0.00
67	0.00	0.00	945.92	0.00	0.00	0.00	0.00	0.00	673.05	0.00	0.00	0.00
92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.84	0.00	0.00	0.00
Total	0.00	0.00	4,459.70	0.00	0.00	0.00	0.00	0.00	1,006.03	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,465.73

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Supplemental Notes
Revision - November 2022
Deal was revised to include an additional curtailment reported by the servicer.

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